GOODWILL (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,082	$ 1,080
Center Parcs UK
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	833	824
IFC Seoul
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 231	$ 240